Share-based payments (Details 1)	12 Months Ended
	Mar. 31, 2021 ₨ / shares	Mar. 31, 2020 ₨ / shares	Mar. 31, 2019 ₨ / shares
Disclosure of Share-based payments [Abstract]
Number of options, Opening balance	11,056,100	4,588,300	5,180,440
Number of options, Granted during the year	465,000	7,220,000	335,000
Number of options, Forfeited during the year	(726,000)	(673,300)	(467,440)
Number of options, Expired during the year	0	0	0
Number of options, Exercised during the year	(3,014,822)	(78,900)	(459,700)
Number of options, Closing balance	7,780,278	11,056,100	4,588,300
Number of options, Exercisable at the end of the year	6,582,070	4,281,090	4,441,848
Weighted average exercise price, Opening balance	₨ 70.90	₨ 78.84	₨ 78.79
Weighted average exercise price, Granted during the year	118.05	89.55	115.79
Weighted average exercise price, Forfeited during the year	81.43	67.55	79.10
Weighted average exercise price, Expired during the year	0	0	0
Weighted average exercise price, Exercised during the year	81.43	67.55	79.10
Weighted average exercise price, Closing balance	86.13	70.90	78.84
Weighted average exercise price, Exercisable at the end of the year	₨ 81.99	₨ 77.92	₨ 78.28